SLM Student Loan Trust 2008-6
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	06/12/2008-9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-6 Deal Parameters

	Student Loan Portfolio Characteristics			6/12/2008	Activity	9/30/2008
A	i	Portfolio Balance		$1,002,221,763.92	$949,352,651.45	$1,951,574,415.37
	ii	Interest to be Capitalized		25,739,617.91		57,897,104.49

	iii	Total Pool		$1,027,961,381.83		$2,009,471,519.86
	iv	Capitalized Interest		30,000,000.00		30,000,000.00
	v	Prefunding Account		970,095,273.77		0.00
	vi	Specified Reserve Account Balance		5,000,000.00		5,023,678.80

	vii	Total Adjusted Pool		$2,033,056,655.60		$2,044,495,198.66

B	i	Weighted Average Coupon (WAC)		7.070%		6.060%
	ii	Weighted Average Remaining Term		126.95		124.40
	iii	Number of Loans		252,269		526,796
	iv	Number of Borrowers		129,609		249,908
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$102,118,439		$194,115,512
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$925,842,943		$1,815,356,007
	viii	Pool Factor		1.000000000		1.004735760

					% of O/S		% of O/S
	Notes		Spread	Balance 06/12/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 78445CAA0	0.40%	$466,000,000.00	23.131%	$466,000,000.00	23.131%
	ii	A-2 Notes 78445CAB8	0.55%	692,000,000.00	34.348%	692,000,000.00	34.348%
	iii	A-3 Notes 78445CAC6	0.75%	237,000,000.00	11.764%	237,000,000.00	11.764%
	iv	A-4 Notes 78445CAD4	1.10%	559,210,000.00	27.757%	559,210,000.00	27.757%
	v	B Notes 78445CAE2	1.85%	60,439,000.00	3.000%	60,439,000.00	3.000%

		Total Notes		$2,014,649,000.00	100.000%	$2,014,649,000.00	100.000%

	Reserve Account			6/12/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$5,000,000.00		$0.00
	iii	Specified Reserve Acct Balance ($)		$5,000,000.00		$5,023,678.80
	iv	Reserve Account Floor Balance ($)		$2,000,000.00		$2,000,000.00

	v	Current Reserve Acct Balance ($)		$5,000,000.00		$5,023,678.80

	Other Accounts			6/12/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$1,943,344.17		$0.00
	ii	Prefunding Account		$970,095,273.77		$0.00
	iii	Capitalized Interest Account		$30,000,000.00		$30,000,000.00
	iv	Floor Income Rebate Account		$0.00		$8,375,456.74

	Asset/Liability			6/12/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$2,034,999,999.77		$2,044,495,198.66
	ii	Total Outstanding Balance Notes		$2,014,649,000.00		$2,014,649,000.00
	iii	Difference		$20,350,999.77		$29,846,198.66
	iv	Parity Ratio		1.01010		1.01481

II. 2008-6 Transactions from:	6/12/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$35,875,179.55
	ii	Principal Collections from Guarantor	677,687.38
	iii	Principal Reimbursements	208,877.35
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$36,761,744.28

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$17,529.09
	ii	Capitalized Interest	(14,712,121.50)

	iii	Total Non-Cash Principal Activity	$(14,694,592.41)

C	Student Loan Principal Purchases		$(971,419,803.32)

D	Total Student Loan Principal Activity		$(949,352,651.45)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$7,979,101.65
	ii	Interest Claims Received from Guarantors	10,934.09
	iii	Collection Fees/Returned Items	10,775.48
	iv	Late Fee Reimbursements	256,703.85
	v	Interest Reimbursements	3,912.75
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(59.64)
	viii	Subsidy Payments	1,695,746.71

	ix	Total Interest Collections	$9,957,114.89

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,752.24)
	ii	Capitalized Interest	14,712,121.50

	iii	Total Non-Cash Interest Adjustments	$14,710,369.26

G	Student Loan Interest Purchases		$(33,748,060.93)

H	Total Student Loan Interest Activity		$(9,080,576.78)

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2008-6 Collection Account Activity	6/12/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$24,979,495.70
	ii	Consolidation Principal Payments	11,573,371.23
	iii	Reimbursements by Seller	29,536.23
	iv	Borrower Benefits Reimbursements	77,298.96
	v	Reimbursements by Servicer	3,816.23
	vi	Re-purchased Principal	98,225.93

	vii	Total Principal Collections	$36,761,744.28

B	Interest Collections
	i	Interest Payments Received	$9,473,208.72
	ii	Consolidation Interest Payments	212,514.09
	iii	Reimbursements by Seller	(669.69)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	81.78
	vi	Re-purchased Interest	4,500.66
	vii	Collection Fees/Return Items	10,775.48
	viii	Late Fees	256,703.85

	ix	Total Interest Collections	$9,957,114.89

C	Other Reimbursements		$114,147.55

D	Reserves in Excess of the Requirement		$-

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$981,835.46

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Excess Transferred from Pre-Funding Account		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Intial Deposit to the Collection Account		$2,290,000.00

M	TOTAL AVAILABLE FUNDS		$50,104,842.18
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(1,634,215.78)
		Floor Income Rebate Fees to Dept. of Education	$(1,333,810.50)
		Funds Allocated to the Floor Income Rebate Account	$(8,375,456.74)
		Funds Released from the Floor Income Rebate Account	$0.00

N	NET AVAILABLE FUNDS		$38,761,359.16

O	Servicing Fees Due for Current Period		$656,946.75

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$676,946.75

IV. 2008-6	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/12/2008	9/30/2008	6/12/2008	9/30/2008	6/12/2008	9/30/2008	6/12/2008	9/30/2008	6/12/2008	9/30/2008

INTERIM:
In School
Current	6.783%	6.313%	93,171	159,072	36.933%	30.196%	$432,430,432.46	$666,427,190.86	43.147%	34.148%

Grace
Current	6.769%	6.198%	51,023	63,761	20.226%	12.104%	202,787,541.14	$287,558,465.95	20.234%	14.735%

TOTAL INTERIM	6.778%	6.278%	144,194	222,833	57.159%	42.300%	$635,217,973.60	$953,985,656.81	63.381%	48.883%

REPAYMENT
Active
Current	7.662%	6.110%	64,584	151,641	25.601%	28.786%	$202,909,889.24	$475,122,206.56	20.246%	24.346%
31-60 Days Delinquent	7.508%	5.822%	6,035	21,736	2.392%	4.126%	20,134,045.12	68,711,727.24	2.009%	3.521%
61-90 Days Delinquent	7.518%	5.593%	3,079	9,814	1.221%	1.863%	10,281,074.86	30,041,227.66	1.026%	1.539%
91-120 Days Delinquent	7.527%	5.537%	2,199	6,817	0.872%	1.294%	7,219,652.21	20,080,722.69	0.720%	1.029%
> 120 Days Delinquent	7.388%	5.383%	4,203	23,318	1.666%	4.426%	13,393,969.22	69,314,362.25	1.336%	3.552%

Deferment
Current	7.433%	5.535%	15,720	53,841	6.231%	10.220%	63,928,286.88	195,180,929.70	6.379%	10.001%

Forbearance
Current	7.592%	5.723%	12,255	36,517	4.858%	6.932%	49,136,872.79	138,037,684.12	4.903%	7.073%

TOTAL REPAYMENT	7.587%	5.846%	108,075	303,684	42.841%	57.647%	$367,003,790.32	$996,488,860.22	36.619%	51.061%

Claims in Process (1)	0.000%	5.368%	0	279	0.000%	0.053%	$0.00	$1,099,898.34	0.000%	0.056%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.070%	6.060%	252,269	526,796	100.000%	100.000%	$1,002,221,763.92	$1,951,574,415.37	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-6	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	5.823%	295,780	$897,085,836.71	45.967%
- GSL - Unsubsidized	5.900%	204,284	837,123,060.11	42.895%
- PLUS Loans	7.728%	25,100	211,410,905.75	10.833%
- SLS Loans	5.862%	1,632	5,954,612.80	0.305%

- Total	6.060%	526,796	$1,951,574,415.37	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	6.093%	419,672	$1,686,461,372.53	86.415%
-Two Year	5.791%	79,672	193,189,669.56	9.899%
-Technical	6.009%	27,406	71,774,754.34	3.678%
-Other	5.508%	46	148,618.94	0.008%

- Total	6.060%	526,796	$1,951,574,415.37	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-6	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$25,097,316.43

B	Interest Subsidy Payments Accrued During Collection Period	10,462,285.70

C	Special Allowance Payments Accrued During Collection Period	1,184,441.39

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	981,835.46

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$37,725,878.98

VII. 2008-6	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.012802231	06/12/2008 - 10/27/2008	1 NY Business Day	3.36409%	LIBOR

B	Class A-2 Interest Rate	0.013373065	06/12/2008 - 10/27/2008	1 NY Business Day	3.51409%	LIBOR

C	Class A-3 Interest Rate	0.014134176	06/12/2008 - 10/27/2008	1 NY Business Day	3.71409%	LIBOR

D	Class A-4 Interest Rate	0.015466120	06/12/2008 - 10/27/2008	1 NY Business Day	4.06409%	LIBOR

E	Class B Interest Rate	0.018320287	06/12/2008 - 10/27/2008	1 NY Business Day	4.81409%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-6	Inputs From Initial Period	6/12/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$1,002,221,763.92
	ii	Interest To Be Capitalized	25,739,617.91

	iii	Total Pool	$1,027,961,381.83
	iv	Capitalized Interest	30,000,000.00
	v	Prefunding Account Balance	970,095,273.77
	vii	Specified Reserve Account Balance	5,000,000.00

	viii	Total Adjusted Pool	$2,033,056,655.60

B	Total Note Factor		1.000000000
C	Total Note Balance		$2,014,649,000.00

D	Note Balance 6/12/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$466,000,000.00	$692,000,000.00	$237,000,000.00	$559,210,000.00	$60,439,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$5,000,000.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-6            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$38,761,359.16	$38,761,359.16

B	Primary Servicing Fees - Current Month		$656,946.75	$38,104,412.41

C	Administration Fee		$20,000.00	$38,084,412.41

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$5,965,839.83	$32,118,572.58
	ii	Class A-2	$9,254,160.79	$22,864,411.79
	iii	Class A-3	$3,349,799.67	$19,514,612.12
	iii	Class A-4	$8,648,809.12	$10,865,803.00

	iv	Total Class A Interest Distribution	$27,218,609.41

E	Class B Noteholders’ Interest Distribution Amount		$1,107,259.82	$9,758,543.18

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$0.00	$9,758,543.18
	ii	Class A-2	$0.00	$9,758,543.18
	iii	Class A-3	$0.00	$9,758,543.18
	iii	Class A-4	$0.00	$9,758,543.18

	iv	Total Class A Principal Distribution	$0.00

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$9,758,543.18

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$23,678.80	$9,734,864.38

I	Carryover Servicing Fees		$0.00	$9,734,864.38

J	Excess to Certificateholder		$9,734,864.38	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,951,574,415.37
	ii	Interest to be Capitalized	57,897,104.49
	iii	Reserve Account Balance (after any reinstatement)	5,023,678.80
	iv	Capitalized Interest Account Balance	30,000,000.00
	v	Pre-Funding Account Balance	0.00
	vi	Less Specified Reserve Account Balance	(5,023,678.80)

	vii	Total	$2,039,471,519.86

	viii	Class A Notes Outstanding (after application of available funds)	$1,954,210,000.00

	ix	Insolvency Event or Event of Default Under Indenture	N

	x	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (viii > vii or ix = Y)	N

X. 2008-6           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$5,000,000.00
	ii	Deposits to correct Shortfall	$23,678.80
	iii	Total Reserve Account Balance Available	$5,023,678.80
	iv	Required Reserve Account Balance	$5,023,678.80
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$-
	vii	Ending Reserve Account Balance	$5,023,678.80

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		6/26/2008
	i	Beginning of Period Account Balance	$1,943,344.17
	ii	Supplemental Loan Purchases	$(1,943,344.17)
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

C	Prefunding Account
	Pre-Funding Period end date		6/30/2008
	i	Beginning of Period Account Balance	$970,095,273.77
	ii	Loans Funded	$(970,095,273.77)
	iii	Transfers to Collection Account	$-

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		10/25/2009
	i	Beginning of Period Account Balance	$30,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$30,000,000.00

E	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$0.00
	ii	Deposits for the Period	$8,375,456.74
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$8,375,456.74

XI. 2008-6            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$5,965,839.83	$9,254,160.79	$3,349,799.67	$8,648,809.12	$1,107,259.82
	ii	Quarterly Interest Paid	5,965,839.83	9,254,160.79	3,349,799.67	8,648,809.12	1,107,259.82
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	0.00	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$5,965,839.83	$9,254,160.79	$3,349,799.67	$8,648,809.12	$1,107,259.82

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$2,014,649,000.00
	ii	Adjusted Pool Balance	9/30/08	2,044,495,198.66
	iii	Overcollaterlization Percentage		101.01%

	iv	Principal Distribution Amount (i - ii / iii)		$0.00

	v	Principal Distribution Amount Paid		$0.00

	vi	Principal Shortfall (iv - v)		$0.00

C		Total Principal Distribution		$0.00
D		Total Interest Distribution		28,325,869.23

E		Total Cash Distributions		$28,325,869.23

F					Paydown
	Note Balances			6/12/2008	Factor	10/27/2008
	i	A-1 Note Balance	78445CAA0	$466,000,000.00		$466,000,000.00
		A-1 Note Pool Factor		1.000000000	0.000000000	1.000000000

	ii	A-2 Note Balance	78445CAB8	$692,000,000.00		$692,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78445CAC6	$237,000,000.00		$237,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78445CAD4	$559,210,000.00		$559,210,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78445CAE2	$60,439,000.00		$60,439,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-6            Historical Pool Information

			6/12/08 - 9/30/08

Beginning Student Loan Portfolio Balance			$1,002,221,763.92

	Student Loan Principal Activity
	i	Regular Principal Collections	$35,875,179.55
	ii	Principal Collections from Guarantor	677,687.38
	iii	Principal Reimbursements	208,877.35
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$36,761,744.28
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$17,529.09
	ii	Capitalized Interest	(14,712,121.50)

	iii	Total Non-Cash Principal Activity	$(14,694,592.41)

	Student Loan Principal Purchases		$(971,419,803.32

(-)	Total Student Loan Principal Activity		$(949,352,651.45)

	Student Loan Interest Activity
	i	Regular Interest Collections	$7,979,101.65
	ii	Interest Claims Received from Guarantors	10,934.09
	iii	Collection Fees/Returned Items	10,775.48
	iv	Late Fee Reimbursements	256,703.85
	v	Interest Reimbursements	3,912.75
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(59.64)
	viii	Subsidy Payments	1,695,746.71

	ix	Total Interest Collections	$9,957,114.89

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,752.24)
	ii	Capitalized Interest	14,712,121.50

	iii	Total Non-Cash Interest Adjustments	$14,710,369.26

	Student Loan Interest Purchases		$(33,748,060.93)

	Total Student Loan Interest Activity		$(9,080,576.78)

(=)	Ending Student Loan Portfolio Balance		$1,951,574,415.37

(+)	Interest to be Capitalized		$57,897,104.49

(=)	TOTAL POOL		$2,009,471,519.86

(+)	Capitalized Interest		$30,000,000.00

(+)	Reserve Account Balance		$5,023,678.80

(+)	Prefunding Account balance		$-

(=)	Total Adjusted Pool		$2,044,495,198.66

XIII. 2008-6	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Oct-08	$ 2,009,471,520	2.42%

* Constant Prepayment Rate. Since Issued CPR is based on the current period's ending pool balance calculated against the period's projected pool balance as determined at the trust's statistical cutoff date.